Employee Benefit Plans 1 (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Schedule of Deferred Compensation Plan
The following table summarizes the DCP activity (in thousands):

	Year Ended December 31,
	2017	2016	2015
Change in fair value
Unrealized gain (loss)	$(10,410)	$2,127	$8,608

Distributions
Fair value (1)	$229	$—	$142
Shares (1)	3	—	2
________
(1) Distributions made to one participant.